Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Intangible Assets, Net (Textual)
Amortization expenses	$ 18,465	$ 18,421	$ 19,932